Employee Option Plans (Tables)	12 Months Ended
Dec. 31, 2020
Employee Option Plans (Tables) [Line Items]
Schedule of stock-based compensation expense resulting from stock options grants
	Year ended December 31,
	2020	2019	2018
Cost of revenues	$-	$-	$2
Research and development expenses	-	-	4
Selling and marketing expenses	-	74	4
General and administrative expenses	7,856	3,800	3,971
	$7,856	$3,874	$3,981

Schedule of Sapiens’ stock option plans
Ranges of exercise price	Options outstanding as of December 31, 2020	Weighted Average remaining contractual Term	Weighted average exercise price	Options Exercisable as of December 31, 2020	Weighted Average Exercise price of Options Exercisable
$		(Years)	$		$
1.12	8,408	0.41	1.12	8,408	1.12
8.31-10.07	280,324	1.73	9.17	207,133	9.15
11.07-11.09	682,500	2.81	11.09	426,250	11.09
11.85-15.46	176,250	3.27	12.75	90,418	12.41
24.29-25.4	235,000	5.13	25.12	-	-
31.96	80,000	5.60	31.96	-	-
	1,462,482	3.17	14.26	732,209	10.59

Schedule of Sapiens’ stock option plans
Ranges of Exercise price	Options outstanding	Weighted average remaining contractual life	Weighted average exercise price	Options exercisable	Weighted average exercise price of exercisable options
$		(Years)	$		$
2.01-3	18,000	0.77	2.94	18,000	2.94
4.01-5	6,250	2.60	4.94	6,250	4.94
	24,250	1.24	3.45	24,250	3.45

Matrix [Member]
Employee Option Plans (Tables) [Line Items]
Schedule of Matrix stock-based compensation activity (and not Magic software)
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2020	1,725,512	10.17	3.73	17,153
Exercised	(51,378)	-	-	(689)
Granted	-	-	-	-
Outstanding at December 31, 2020	1,674,134	10.70	2.88	19,935
Exercisable at December 31, 2020	811,378	-	-	9,386

Sapiens [Member]
Employee Option Plans (Tables) [Line Items]
Schedule of Sapiens stock-based compensation activity (and not Magic software)
	Year ended December 31, 2019
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding at January 1, 2020	1,869,412	10.25	3.21	23,838
Granted	315,000	26.28
Exercised	(603,519)	8.63
Expired and forfeited	(118,411)	11.15
Outstanding at December 31, 2020	1,462,482	14.26	3.17	24,019
Exercisable at December 31, 2020	732,209	10.59	2.29	14,092

Magic Software [Member]
Employee Option Plans (Tables) [Line Items]
Schedule of magic Software stock-based compensation activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2020	119,767	2.58	1.37	1,171
Granted	-	-
Exercised	(95,517)	2.28
Forfeited	-	-
Outstanding at December 31, 2020	24,250	3.45	1.24	380
Exercisable at December 31, 2020	24,250	3.45	1.24	380